Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CENTNAS
001-38182

By Electronic Mail

August 8, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 8, 2017 The Nasdaq Stock Market (the "Exchange") received from Eastside Distilling, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.0001 par value per share
Warrant to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery